Condensed Consolidated Statement of Changes in Shareholders' Deficit - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2012	$ (1,437,793)	$ 2,169	$ 0	$ (1,439,962)
Balance (in shares) at Dec. 31, 2012		21,690,406
Stock based compensation	3,122,944	$ 0	3,122,944	0
Issuance of common stock warrants	806,428	0	806,428	0
Issuance of common stock for consulting services	44,640	$ 5	44,635	0
Issuance of common stock for consulting services (in shares)		49,600
Net loss	(7,589,404)	$ 0	0	(7,589,404)
Balance at Dec. 31, 2013	(5,053,185)	$ 2,174	3,974,007	(9,029,366)
Balance (in shares) at Dec. 31, 2013		21,740,006
Conversion of Series A preferred stock to common stock	1,419,410	$ 164	1,419,246	0
Conversion of Series A preferred stock to common stock (in shares)		1,637,000
Stock based compensation	1,203,663	$ 0	1,203,663	0
Issuance of common stock for consulting services	25,000	$ 4	24,996
Issuance of common stock for consulting services (in shares)		43,860
Exercise of common stock warrants	6,132	$ 61	6,071
Exercise of common stock warrants (in shares)		613,228
Net loss	(9,253,323)	$ 0	0	(9,253,323)
Balance at Dec. 31, 2014	(11,652,303)	$ 2,403	6,627,983	(18,282,689)
Balance (in shares) at Dec. 31, 2014		24,034,094
Conversion of Series A preferred stock to common stock	4,002,153	$ 461	4,001,692	0
Conversion of Series A preferred stock to common stock (in shares)		4,607,106
Stock based compensation	387,227	$ 0	387,227	0
Exercise of common stock warrants	2,363	$ 24	2,339
Exercise of common stock warrants (in shares)		236,340
Net loss	(6,908,174)	$ 0	0	(6,908,174)
Balance at Sep. 30, 2015	$ (14,168,734)	$ 2,888	$ 11,019,241	$ (25,190,863)
Balance (in shares) at Sep. 30, 2015		28,877,540